QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255
Investment Company Act file number

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

Glen A. Payne
Jones & Keller, P.C.
19999 Broadway
Suite 3150
Denver, CO 80202
(Name and address of agent for service)

(800) 527-9525
Registrant's telephone number, including area code:

Date of fiscal year end: 08/31

Date of reporting period: 05/31/2012

THIRD MILLENNUIM RUSSIA FUND SCHEDULE OF INVESTMENTS May 31, 2012 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value

	COMMON STOCK	91.30%

	AGRICULTURE/CHEMICALS	1.79%
280,700	Rusgrain Holding		221,270
1,000	Uralkaliy		34,600
			255,870
	CONSUMER	11.65%
60,000	DIXY Group		570,000
31,000	Magnit OJSC Spon GDR		762,600
15,000,000	Unimilk OJSC Board		217,500
5,000	X-5 Retail Group REG S GDR		110,450
			1,660,550
	FINANCIAL	6.26%
90,000	Sberbank RF		891,900

	GAS DISTRIBUTION	9.86%
12,000	Gazprom Neft Spon ADR		240,600
17,000	Gazprom OAO Spon ADR		149,260
40,000	Gazprom OAO Spon ADR		350,600
7,000	Novatek OAO Spon GDR		665,000
			1,405,460
	INFORMATION TECHNOLOGY	10.51%
53,282	Data Art (1)		765,343
17,000	Mail.RU Group Ltd GDR		533,290
10,000	Yandex		199,300
			1,497,933
	NATURAL RESOURCES	0.16%
1,500	JSC MMC Norilsk ADR		22,230

	OIL DISTRIBUTION	17.54%
7,776	A U Energy (1)		1,432,269
45,000	Rosneft Oil GDR		276,750
26,000	Tatneft Spon ADR		792,220
			2,501,239
	OIL PRODUCTION	27.68%
9,500	Bashneft - RTS US$		460,750
90,000	Dragon Oil PLC		691,402
21,000	Lukoil Oil Co. ADR		1,096,116
870,000	Surgutneftegas		422,385
520,570	TNK BP Holding ORD		1,275,397
			3,946,050
	STEEL	1.39%
5,000	Mechel Steel Group		26,550
10,000	Severstal GDR		109,300
5,000	TMK - GDR		61,950
			197,800
	TELECOMMUNICATIONS	3.36%
25,000	Rostelecom Long Distance		478,500

	TRANSPORTATION	1.12%
10,000	Globaltrans Spons GDR		159,400

	TOTAL COMMON STOCKS		13,016,932

	FIXED INCOME	2.98%
125,000	A U Energy Loan 7% 3/15/12 (1)		125,000
300,000	A U Energy Loan 7% 12/31/49 (1)		300,000
	TOTAL FIXED INCOME		425,000

	Total Securities	94.28%	13,441,932
	Cash and Cash Equivalents	5.72%	815,157
	TOTAL INVESTMENTS	100.00%	$ 14,257,089

(1) - Restricted security and affiliated issuer. The aggregate value of such securities is 13.03% of total investments and they have been fair valued under procedures established by the Fund's Board of Directors.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.
Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$10,438,650	$380,670	$2,197,612	$13,016,932
Fixed Income	0	0	425,000	425,000
	$10,438,650	$380,670	$2,622,612	$13,441,932
Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance at 2/29/12	$2,622,612
	Total realized gain (loss)	0
	Change in unrealized appreciation/depreciation	0
	Cost of purchases	0
	Proceeds from sales	0
	Transfer into Level 3	0
	Transfer out of Level 3	0
	Balance at 5/31/12	$2,622,612

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
EVALUATION  OF  DISCLOSURE  CONTROLS AND  PROCEDURES.  The  Registrant maintains  disclosure  controls and procedures  that are designed to ensure that information  required to be  disclosed  in the  Registrant's  filings  under the Securities  Exchange  Act of 1934  and  the  Investment  Company  Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and  communicated to the Registrant's  management,  including its principal executive officer and principal financial officer, as appropriate,  to allow  timely  decisions   regarding  required   disclosure.   The  Registrant's management,   including  the  principal  executive  officer  and  the  principal financial officer, recognizes that any set of controls and procedures, no matter how well  designed  and  operated,  can provide  only  reasonable  assurance  of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)
CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The World Funds, Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date: July 25, 2012

By:  /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:  July 25, 2012